BUSINESS COMBINATIONS - Additional information (Details) - Avon Products, Inc R$ in Thousands	Jan. 03, 2020 BRL (R$)	Jan. 03, 2020 BRL (R$)
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired	100.00%	100.00%
Deferred tax liabilities	R$ 81,423	R$ 81,423
Net position of deferred tax asset and liabilities related to purchasing price allocation of tax liabilities	511,111	511,111
Net revenues contributed by acquiree since the acquisition date	18,612,091
Losses of acquiree since the acquisition date	R$ (1,542,596)
Revenue of acquiree through the date the acquisition was completed		R$ 0